Identifiable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Amounts	$ 65,448	$ 62,046
Accumulated Amortization	(29,204)	(25,530)
Identifiable intangible assets, net	36,244	36,516
Customer contracts and related relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amounts	62,198	62,046
Accumulated Amortization	(28,608)	(25,530)
Identifiable intangible assets, net	33,590	36,516
Perpetual license
Finite-Lived Intangible Assets [Line Items]
Gross Amounts	3,250
Accumulated Amortization	(596)
Identifiable intangible assets, net	$ 2,654